UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	Prudential Short Duration High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	5/31/2014

Date of reporting period:	2/28/2014

Item 1. Schedule of Investments

Prudential Short Duration High Yield Fund, Inc.

Schedule of Investments

as of February 28, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 135.0%
BANK LOANS(a) — 5.2%
Cable — 0.5%
Newsday LLC	3.655%	10/12/16	2,954	$2,957,539

Electric — 0.6%
Calpine Corp.	4.000%	10/09/19	3,753	3,764,777

Energy - Other — 0.3%
Samson Investment Co.	5.000%	09/25/18	1,850	1,863,413

Gaming — 0.3%
MGM Resorts International	3.500%	12/20/19	1,980	1,976,288

Healthcare & Pharmaceutical — 0.2%
Catalent Pharma Solutions, Inc.	6.500%	12/29/17	1,500	1,516,875

Media & Entertainment — 0.7%
Getty Images, Inc.	4.750%	10/18/19	2,930	2,793,022
Gray Television, Inc.	4.750%	10/11/19	1,432	1,439,595

				4,232,617

Metals — 0.8%
FMG Resources (August 2006) Pty. Ltd. (Australia)	4.250%	06/30/19	4,938	4,983,915

Property & Casualty Insurance — 0.6%
Asurion LLC	3.750%	03/03/17	4,000	4,000,000

Technology — 1.2%
Ancestry.com, Inc.	4.500%	12/28/18	1,772	1,779,567
First Data Corp	4.246%	09/24/18	1,675	1,678,141
Kronos, Inc.	9.750%	04/30/20	3,743	3,808,441

				7,266,149

TOTAL BANK LOANS (cost $32,340,616)				32,561,573

CORPORATE BONDS — 129.3%
Aerospace & Defense — 2.1%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	6.300%	05/01/14	1,725	1,737,937
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	7.500%	03/15/18	2,875	3,234,375
Michael Baker International, Inc., Sr. Sec’d. Notes, 144A(b)	8.250%	10/15/18	4,825	5,180,844
TransDigm, Inc., Gtd. Notes(b)	7.750%	12/15/18	3,000	3,213,750

				13,366,906

Automobiles — 3.9%
Chrysler Group LLC/CG Co.-Issuer, Sec’d. Notes(b)	8.000%	06/15/19	7,500	8,250,000
General Motors Co., Sr. Unsec’d. Notes, 144A(b)	3.500%	10/02/18	2,925	3,020,063
Lear Corp., Gtd. Notes	7.875%	03/15/18	5,646	5,878,897
Lear Corp., Gtd. Notes	8.125%	03/15/20	1,402	1,535,190
Meritor, Inc., Gtd. Notes	10.625%	03/15/18	1,650	1,742,813
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.875%	08/15/18	3,850	4,100,250

				24,527,213

Building Materials & Construction — 5.9%
Beazer Homes USA, Inc., Gtd. Notes	9.125%	06/15/18	2,000	2,120,000
Beazer Homes USA, Inc., Sr. Sec’d. Notes(b)	6.625%	04/15/18	4,775	5,157,000

Building Materials Corp. of America, Sr. Notes, 144A (original cost $2,103,860; purchased 06/20/13)(b)(c)(d)	6.875%		08/15/18	2,000	2,102,500
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A(b)	9.875%		04/30/19	5,000	5,725,000
D.R. Horton, Inc., Gtd. Notes(b)	4.750%		05/15/17	3,000	3,210,000
Lennar Corp., Gtd. Notes	4.500%		06/15/19	2,600	2,655,250
Lennar Corp., Gtd. Notes(b)	4.750%		12/15/17	5,075	5,392,187
Standard Pacific Corp., Gtd. Notes(b)	10.750%		09/15/16	4,000	4,860,000
Toll Brothers Finance Corp., Gtd. Notes	4.000%		12/31/18	400	410,000
Toll Brothers Finance Corp., Gtd. Notes(b)	8.910%		10/15/17	1,600	1,936,000
US Concrete, Inc., Sr. Sec’d. Notes, 144A	8.500%		12/01/18	3,325	3,532,813

					37,100,750

Cable — 8.6%
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	7.750%		04/15/18	750	868,125
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	8.625%		09/15/17	6,200	7,393,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.000%		01/15/19	9,160	9,698,150
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.250%		10/30/17	900	956,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%		04/30/20	1,000	1,095,000
Columbus International, Inc. (Barbados), Sr. Sec’d. Notes, RegS (original cost $4,983,956; purchased 09/18/12)(c)(d)	11.500%		11/20/14	4,485	4,742,887
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	8.625%		02/15/19	2,500	3,000,000
DISH DBS Corp., Gtd. Notes(b)	4.250%		04/01/18	6,600	6,864,000
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	8.875%		12/01/18	1,000	1,087,500
Nara Cable Funding Ltd. (Spain), Sr. Sec’d. Notes, 144A	8.875%		12/01/18	2,000	2,160,000
UPC Holding BV (Netherlands), Sec’d. Notes, 144A(b)	9.875%		04/15/18	8,455	8,962,300
Videotron Ltee (Canada), Gtd. Notes	9.125%		04/15/18	187	194,480
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(b)	8.375%		10/15/19	1,350	1,454,625
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes(b)	6.500%		01/15/18	5,500	5,699,375

					54,176,192

Capital Goods — 7.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	8.250%		01/15/19	1,700	1,829,625
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(b)	2.988	%(a)	12/01/17	6,375	6,438,750
Blueline Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,142,313; purchased 01/16/14 - 02/12/14)(c)(d)	7.000%		02/01/19	1,125	1,188,281
CNH America LLC, Gtd. Notes(b)	7.250%		01/15/16	7,235	7,958,500
CNH Capital LLC, Gtd. Notes(b)	3.875%		11/01/15	2,075	2,134,656
Columbus McKinnon Corp., Gtd. Notes(b)	7.875%		02/01/19	2,900	3,132,000
Hertz Corp. (The), Gtd. Notes(b)	4.250%		04/01/18	3,875	4,000,938
Hertz Corp. (The), Gtd. Notes	6.750%		04/15/19	925	990,906
Hertz Corp. (The), Gtd. Notes(b)	7.500%		10/15/18	3,250	3,473,438
Interline Brands, Inc., Gtd. Notes(b)	7.500%		11/15/18	1,450	1,537,725
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	8.500%		10/15/17	1,000	1,090,000
Laureate Education, Inc., Gtd. Notes, 144A	9.250%		09/01/19	3,875	4,146,250
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%		05/15/18	1,400	1,487,500
United Rentals North America, Inc., Gtd. Notes(b)	9.250%		12/15/19	6,543	7,197,300
WireCo WorldGroup, Inc., Gtd. Notes(b)	9.500%		05/15/17	2,000	2,060,000

					48,665,869

Chemicals — 5.8%
Ashland, Inc., Sr. Unsec’d. Notes(b)	3.000%		03/15/16	4,675	4,780,187
Celanese U.S. Holdings LLC, Gtd. Notes	6.625%		10/15/18	495	524,700
Hexion U.S. Finance Corp., Sr. Sec’d. Notes	8.875%		02/01/18	1,500	1,563,750
Huntsman International LLC, Gtd. Notes	8.625%		03/15/20	2,000	2,207,500

Koppers, Inc., Gtd. Notes(b)	7.875%	12/01/19	5,494	5,919,785
Olin Corp., Sr. Unsec’d. Notes(b)	8.875%	08/15/19	2,000	2,150,000
Orion Engineered Carbons Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	9.625%	06/15/18	4,000	4,360,000
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Gtd. Notes, PIK, 144A	9.250%	08/01/19	2,850	2,964,000
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes	6.250%	04/01/20	1,000	1,015,000
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A(b)	9.750%	03/31/20	9,800	11,123,000

				36,607,922

Consumer — 2.7%
Jarden Corp., Gtd. Notes(b)	7.500%	05/01/17	3,750	4,312,500
PVH Corp., Sr. Unsec’d. Notes(b)	7.375%	05/15/20	2,250	2,503,125
QVC, Inc., Sr. Sec’d. Notes, 144A	7.500%	10/01/19	750	802,362
Scotts Miracle-Gro Co. (The), Gtd. Notes(b)	6.625%	12/15/20	2,000	2,167,500
Service Corp. International, Sr. Unsec’d. Notes(b)	7.000%	05/15/19	3,235	3,437,187
Service Corp. International, Sr. Unsec’d. Notes(b)	7.625%	10/01/18	2,753	3,200,363
West Corp., Gtd. Notes	8.625%	10/01/18	690	743,475

				17,166,512

Electric — 3.7%
AES Corp. (The), Sr. Unsec’d. Notes	8.000%	10/15/17	4,000	4,740,000
AES Corp. (The), Sr. Unsec’d. Notes	9.750%	04/15/16	6,120	7,221,600
DPL, Inc., Sr. Unsec’d. Notes	6.500%	10/15/16	750	808,125
GenOn REMA LLC, Pass-Through Certificates Ser. B(c)	9.237%	07/02/17	1,088	1,077,157
GenOn REMA LLC, Pass-Through Certificates Ser. C(b)	9.681%	07/02/26	900	873,000
Mirant Mid Atlantic LLC, Pass-Through Certificates Ser. B	9.125%	06/30/17	819	859,460
NRG Energy, Inc., Gtd. Notes(b)	7.625%	01/15/18	7,000	7,910,000

				23,489,342

Energy - Integrated — 0.3%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A(b)	7.250%	12/12/21	1,500	1,612,500

Energy - Other — 4.2%
Cie Generale de Geophysique-Veritas (France), Gtd. Notes(b)	9.500%	05/15/16	5,030	5,231,200
Denbury Resources, Inc., Gtd. Notes	8.250%	02/15/20	2,740	2,996,875
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes	9.375%	05/01/20	1,250	1,446,875
Hercules Offshore, Inc., Sr. Sec’d. Notes, 144A	7.125%	04/01/17	750	792,188
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A (original cost $7,717,500; purchased 03/15/13)(b)(c)(d)	8.000%	02/15/20	7,000	7,560,000
Kodiak Oil & Gas Corp., Gtd. Notes	8.125%	12/01/19	1,275	1,418,437
Seitel, Inc., Gtd. Notes	9.500%	04/15/19	475	488,063
SESI LLC, Gtd. Notes	6.375%	05/01/19	2,550	2,722,125
Tesoro Corp., Gtd. Notes(b)	4.250%	10/01/17	3,675	3,867,937

				26,523,700

Foods — 7.6%
ARAMARK Corp., Gtd. Notes, 144A	5.750%	03/15/20	950	1,002,250
Constellation Brands, Inc., Gtd. Notes(b)	7.250%	09/01/16	3,052	3,456,390

Cott Beverages, Inc., Gtd. Notes(b)	8.125%	09/01/18	6,750	7,205,625
Dave Buster’s, Inc., Gtd. Notes(b)	11.000%	06/01/18	3,000	3,228,750
Michael Foods Group, Inc., Gtd. Notes	9.750%	07/15/18	5,505	5,924,756
Pilgrim’s Pride Corp., Gtd. Notes	7.875%	12/15/18	2,250	2,435,625
Stater Brothers Holdings, Inc., Gtd. Notes(b)	7.375%	11/15/18	2,990	3,158,187
Sun Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	2,625	2,752,969
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes	8.875%	12/15/17	6,000	6,570,000
TreeHouse Foods, Inc., Gtd. Notes	7.750%	03/01/18	7,600	7,926,800
U.S. Foods, Inc., Gtd. Notes (original cost $4,385,000; purchased 01/02/14)(c)(d)	8.500%	06/30/19	4,000	4,335,000

				47,996,352

Gaming — 8.0%
Boyd Gaming Corp., Gtd. Notes(b)	9.125%	12/01/18	5,120	5,568,000
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(b)	11.250%	06/01/17	10,000	10,212,500
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A	8.000%	10/01/20	1,575	1,675,406
CCM Merger, Inc., Gtd. Notes, 144A (original cost $3,254,265; purchased 09/04/13 - 09/10/13)(c)(d)	9.125%	05/01/19	3,118	3,312,875
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes, 144A	4.375%	11/01/18	2,775	2,879,063
Isle of Capri Casinos, Inc., Gtd. Notes(b)	7.750%	03/15/19	3,000	3,258,750
MGM Resorts International, Gtd. Notes(b)	7.500%	06/01/16	2,000	2,230,000
MGM Resorts International, Gtd. Notes	7.625%	01/15/17	1,500	1,706,250
MGM Resorts International, Gtd. Notes(b)	10.000%	11/01/16	5,000	6,000,000
MTR Gaming Group, Inc., Sec’d. Notes(b)	11.500%	08/01/19	3,000	3,390,000
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	8.375%	02/15/18	4,000	4,330,000
Pinnacle Entertainment, Inc., Gtd. Notes(b)	7.500%	04/15/21	1,000	1,087,500
Pinnacle Entertainment, Inc., Gtd. Notes(b)	8.750%	05/15/20	4,474	4,921,400

				50,571,744

Healthcare & Pharmaceutical — 9.0%
Accellent, Inc., Sr. Sec’d. Notes	8.375%	02/01/17	4,277	4,469,465
Capella Healthcare, Inc., Gtd. Notes(b)	9.250%	07/01/17	4,828	5,165,960
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A (original cost $750,000; purchased 10/31/13)(d)	7.000%	05/15/19	750	778,125
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000%	11/15/19	5,972	6,634,892
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	1,525	1,570,750
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	5,615	6,246,688
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	8,000	9,240,000
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.375%	02/01/19	675	722,250
HCA, Inc., Gtd. Notes	8.000%	10/01/18	1,325	1,580,063
HCA, Inc., Sr. Sec’d. Notes(b)	8.500%	04/15/19	3,000	3,150,000
HCA, Inc., Sr. Unsec’d. Notes(b)	6.375%	01/15/15	1,325	1,379,656
HCA, Inc., Sr. Unsec’d. Notes, MTN(b)	9.000%	12/15/14	6,203	6,559,672
Healthcare Technology Intermediate, Inc., Sr. Unsec’d. Notes, PIK, 144A	7.375%	09/01/18	450	465,750
MedAssets, Inc., Gtd. Notes(b)	8.000%	11/15/18	6,450	6,941,812
Valeant Pharmaceuticals International, Gtd. Notes, 144A(b)	6.750%	08/15/18	2,000	2,205,000

				57,110,083

Media & Entertainment — 9.4%
AMC Entertainment, Inc., Gtd. Notes	9.750%	12/01/20	5,140	5,930,275
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(b)	9.125%	08/01/18	4,392	4,715,910

Gannett Co., Inc, Gtd. Notes(b)	8.750%	11/15/14	6,254	6,566,700
Gannett Co., Inc., Gtd. Notes	9.375%	11/15/17	2,000	2,100,000
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A(b)	7.375%	12/01/17	840	873,600
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	4,000	4,310,000
LIN Television Corp., Gtd. Notes(b)	8.375%	04/15/18	2,470	2,590,412
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,225,000; purchased 07/30/13)(c)(d)	5.000%	08/01/18	1,225	1,277,063
New York Times Co. (The), Sr. Unsec’d. Notes(b)	5.000%	03/15/15	1,310	1,347,662
Regal Cinemas Corp., Gtd. Notes	8.625%	07/15/19	2,000	2,142,000
SSI Investments II Ltd./SSI Co-Issuer LLC, Gtd. Notes(b)	11.125%	06/01/18	11,220	12,019,425
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A(b)	6.000%	05/15/17	7,400	7,677,500
WMG Acquisition Corp., Gtd. Notes(b)	11.500%	10/01/18	6,700	7,621,250

				59,171,797

Metals — 9.1%
AK Steel Corp., Sr. Sec’d. Notes(b)	8.750%	12/01/18	6,691	7,535,739
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	5.000%	02/25/17	3,600	3,847,500
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	1,800	1,980,000
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes	9.500%	02/15/15	6,000	6,435,000
Arch Coal, Inc., Gtd. Notes	9.875%	06/15/19	675	610,875
Barminco Finance Pty Ltd. (Australia), Gtd. Notes, 144A	9.000%	06/01/18	2,400	2,256,000
Berau Capital Resources Pte Ltd. (Indonesia), Sr. Sec’d. Notes, 144A	12.500%	07/08/15	5,000	5,275,000
CONSOL Energy, Inc., Gtd. Notes(b)	8.000%	04/01/17	4,200	4,383,750
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	6.375%	02/01/16	2,000	2,066,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	6.875%	02/01/18	4,000	4,210,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	7.000%	11/01/15	2,316	2,399,608
Peabody Energy Corp., Gtd. Notes(b)	6.000%	11/15/18	4,074	4,410,105
Steel Dynamics, Inc., Gtd. Notes(b)	6.125%	08/15/19	3,025	3,304,812
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750%	02/01/18	5,000	5,450,000
Wise Metals Group LLC/Wise Alloys Finance Corp., Sr. Sec’d. Notes, 144A	8.750%	12/15/18	3,325	3,591,000

				57,755,389

Non-Captive Finance — 2.3%
CIT Group, Inc., Sr. Unsec’d. Notes(b)	4.250%	08/15/17	4,600	4,824,250
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	3.875%	04/15/18	1,350	1,388,813
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.875%	09/01/17	4,000	4,800,000
SLM Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	425	490,875
SLM Corp., Sr. Unsec’d. Notes, MTN(b)	8.450%	06/15/18	2,550	3,018,562

				14,522,500

Packaging — 5.2%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	3,550	3,780,750
Ardagh Packaging Finance PLC (Luxembourg), Gtd. Notes, 144A	6.250%	01/31/19	200	207,500
Ardagh Packaging Finance PLC (Luxembourg), Gtd. Notes, 144A	9.125%	10/15/20	3,000	3,330,000
Ardagh Packaging Finance PLC (Luxembourg), Sr. Sec’d. Notes, 144A	7.375%	10/15/17	3,000	3,210,000

Beverage Packaging Holdings Luxembourg II SA, Gtd. Notes, 144A	5.625%	12/15/16	3,275	3,377,344
Beverage Packaging Holdings Luxembourg II SA, Gtd. Notes, 144A	6.000%	06/15/17	1,150	1,196,000
BWAY Holding Co., Gtd. Notes (original cost $1,929,688; purchased 07/20/12 - 09/11/13)(c)(d)	10.000%	06/15/18	1,750	1,872,500
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	1,200	1,332,000
Owens-Brockway Glass Container, Inc., Gtd. Notes(b)	7.375%	05/15/16	5,965	6,643,519
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.875%	08/15/19	3,000	3,382,500
Sealed Air Corp., Gtd. Notes, 144A(b)	8.125%	09/15/19	4,000	4,485,000

				32,817,113

Paper — 0.6%
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	3,450	3,631,125

Pipelines & Other — 0.8%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,144,688; purchased 01/10/13 - 05/02/13)(b)(c)(d)	6.000%	01/15/19	2,150	2,150,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(b)	7.500%	10/01/18	3,050	3,248,250

				5,398,250

Real Estate Investment Trusts — 1.0%
Felcor Lodging LP, Sr. Sec’d. Notes(b)	10.000%	10/01/14	5,866	6,151,968

Retailers — 2.7%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%	08/01/19	4,250	4,653,750
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20	400	380,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(b)	9.000%	03/15/19	5,200	5,473,000
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%	05/15/19	350	355,250
Michaels Stores, Inc., Gtd. Notes(b)	7.750%	11/01/18	3,800	4,075,500
Petco Holdings, Inc., Sr. Notes, PIK, 144A (original cost $348,250; purchased 10/04/12)(c)(d)	8.500%	10/15/17	350	357,438
Toys “R” US Property Co. II LLC, Sr. Sec’d. Notes	8.500%	12/01/17	1,500	1,543,125

				16,838,063

Technology — 18.9%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	4.625%	07/01/17	2,800	2,887,500
Anixter International, Inc., Gtd. Notes	5.625%	05/01/19	1,500	1,605,000
Anixter International, Inc., Gtd. Notes	10.000%	03/15/14	4,377	4,387,067
Avaya, Inc., Sec’d. Notes, 144A	10.500%	03/01/21	1,250	1,184,375
Brightstar Corp., Gtd. Notes, 144A (original cost $5,328,375; purchased 04/27/12 - 02/12/14)(b)(c)(d)	9.500%	12/01/16	5,000	5,475,000
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $3,193,501; purchased 07/26/13 - 10/23/13)(c)(d)	7.250%	08/01/18	3,100	3,371,250
CDW LLC/CDW Finance Corp., Gtd. Notes(b)	8.500%	04/01/19	6,475	7,122,500
CDW LLC/CDW Finance Corp., Gtd. Notes(b)	12.535%	10/12/17	662	695,100
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes(b)	8.000%	12/15/18	6,139	6,645,467
Ceridian Corp., Gtd. Notes (original cost $9,363,656; purchased 01/07/13 - 04/24/13)(c)(d)	11.250%	11/15/15	9,075	9,131,719
Ceridian Corp., Gtd. Notes, PIK (original cost $3,315,450; purchased 02/19/13 - 05/16/13)(c)(d)	12.250%	11/15/15	3,198	3,217,987
CommScope, Inc., Gtd. Notes, 144A (original cost $10,550,656; purchased 01/07/13 - 02/05/14)(b)(d)	8.250%	01/15/19	9,637	10,504,330
First Data Corp., Sr. Sec’d. Notes, 144A(b)	7.375%	06/15/19	2,500	2,709,375

First Data Corp., Sr. Sec’d. Notes, 144A(b)	8.875%		08/15/20	1,715	1,907,937
Freescale Semiconductor, Inc., Gtd. Notes	10.750%		08/01/20	795	924,188
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%		12/15/17	1,950	1,964,625
Interactive Data Corp., Gtd. Notes(b)	10.250%		08/01/18	12,624	13,657,590
Jabil Circuit, Inc., Sr. Unsec’d. Notes(b)	7.750%		07/15/16	2,000	2,277,500
Jabil Circuit, Inc., Sr. Unsec’d. Notes	8.250%		03/15/18	1,325	1,593,313
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(b)	3.750%		06/01/18	5,525	5,587,156
Seagate HDD Cayman, Gtd. Notes, 144A	3.750%		11/15/18	2,500	2,581,250
Sensata Technologies BV, Gtd. Notes, 144A(b)	6.500%		05/15/19	3,700	3,977,500
SunGard Data Systems, Inc., Gtd. Notes	6.625%		11/01/19	825	881,719
SunGard Data Systems, Inc., Gtd. Notes	7.375%		11/15/18	10,890	11,597,850
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	8.125%		06/15/18	950	1,002,250
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes(b)	11.375%		06/15/18	11,800	12,744,000

					119,633,548

Telecommunications — 9.8%
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%		06/15/17	565	605,963
Cincinnati Bell, Inc., Gtd. Notes	8.750%		03/15/18	1,520	1,590,300
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%		09/01/17	5,000	5,200,000
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	10.500%		04/15/18	1,750	1,859,375
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%		01/31/20	750	897,188
Embarq Corp., Sr. Unsec’d. Notes (original cost $4,869,313; purchased 04/11/13)(b)(c)(d)	7.082%		06/01/16	4,225	4,730,711
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	8.250%		04/15/17	2,000	2,325,000
Level 3 Financing, Inc., Gtd. Notes	8.125%		07/01/19	2,000	2,200,000
Level 3 Financing, Inc., Gtd. Notes, 144A	3.846	%(a)	01/15/18	1,645	1,669,675
Satelites Mexicanos SA de CV (Mexico), Sr. Sec’d. Notes	9.500%		05/15/17	5,070	5,412,225
Sprint Communications, Inc., Gtd. Notes, 144A(b)	9.000%		11/15/18	3,000	3,675,000
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	6.000%		12/01/16	1,800	1,968,750
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	8.375%		08/15/17	7,550	8,842,937
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	9.125%		03/01/17	1,900	2,246,750
T-Mobile USA, Inc., Gtd. Notes(b)	6.464%		04/28/19	6,700	7,152,250
Wind Acquisition Holdings Finance SA (Italy), Sr. Sec’d. Notes, 144A	12.250%		07/15/17	4,505	4,685,206
Windstream Corp., Gtd. Notes(b)	7.875%		11/01/17	6,250	7,156,250

					62,217,580

TOTAL CORPORATE BONDS (cost $805,172,009)					817,052,418

FOREIGN AGENCY — 0.5%
Harvest Operations Corp. (South Korea), Gtd. Notes(b) (cost $3,218,219)	6.875%		10/01/17	3,050	3,294,000

TOTAL LONG-TERM INVESTMENTS (cost $840,730,844)					852,907,991

	Shares
SHORT-TERM INVESTMENT — 0.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,473,544)(e)	1,473,544	1,473,544

TOTAL INVESTMENTS — 135.2% (cost $842,204,388)(f)		854,381,535
Liabilities in excess of other assets — (35.2)%		(222,623,039)

NET ASSETS — 100.0%		$631,758,496

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
MTN	Medium Term Note
PIK	Payment-in-Kind

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2014.
(b)	Represents security, or a portion thereof, with aggregate value of $493,016,813, segregated as collateral for amount of $245,000,000 borrowed and outstanding as of February 28, 2014. Of such securities, securities in the amount of $98,581,424 have been loaned for which, the amount borrowed serves as collateral.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $66,605,471. The aggregate value, $66,107,666, is approximately 10.5% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$854,978,198

Appreciation	11,463,455
Depreciation	(12,060,118)

Net Unrealized Depreciation	$(596,663)

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$32,561,573	$—
Corporate Bonds	—	815,102,261	1,950,157
Foreign Agency	—	3,294,000	—
Affiliated Money Market Mutual Fund	1,473,544	—	—

Total	$1,473,544	$850,957,834	$1,950,157

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date April 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date April 18, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 18, 2014

*	Print the name and title of each signing officer under his or her signature.